SCHEDULE OF DEFERRED INCOME (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Deferred Income
Deferred income from customers		$ 12,112
Deferred income from government	95,806	95,562
Deferred income gross	95,806	107,674
Current portion	9,239	12,112
Long-term portion	86,567	95,562
Deferred income net	$ 95,806	$ 107,674